LOSS PER SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LOSS PER SHARE
Loss attributable to common shareholders	$ 50,640,075	$ 32,534,439
Weighted average number of common shares outstanding - basic	154,949,075	112,657,850
Weighted average number of common shares outstanding - diluted	154,949,075	112,657,850
Loss per share attributed to common shareholders - basic	$ (0.33)	$ (0.29)
Loss per share attributed to common shareholders - diluted	$ (0.33)	$ (0.29)